Significant equity transactions, mergers and acquisitions and investments	6 Months Ended
Sep. 30, 2020
Significant equity transactions, mergers and acquisitions and investments
4.	Significant equity transactions, mergers and acquisitions and investments

Equity transactions

(a)	Additional investment in Local Services Holding Limited (“Local Services Holdco”)

Local Services Holdco is a consolidated subsidiary of the Company and it owns substantially all of the equity interest in Rajax Holding (“Ele.me”), a leading on-demand delivery and local services platform in the PRC, and Koubei Holding Limited (“Koubei”), one of the PRC’s leading restaurant and local services guide platforms for in-store consumption. In May 2020, the Company subscribed for additional equity interest in Local Services Holdco for a cash consideration of US$450 million (RMB3,197 million), which resulted in an increase of noncontrolling interests amounting to RMB467 million. Upon the completion of this transaction, the Company’s equity interest in Local Services Holdco was approximately 73%.

In January 2021, the Company entered into definitive agreements to subscribe for additional equity interest in Local Services Holdco for a cash consideration of US$1.5 billion. Certain other existing investors, including Ant Group, also agreed to subscribe for additional equity interest in Local Services Holdco. Upon the completion of the transaction, which is subject to customary closing conditions, the Company’s equity interest in Local Services Holdco will remain at approximately 73%.

(b)	Additional investment in Cainiao Smart Logistics Network Limited (“Cainiao Network”)

Cainiao Network is a consolidated subsidiary of the Company and it operates a logistics data platform and global fulfillment network that primarily leverage the capacity and capabilities of logistics partners. In June 2020, the Company purchased additional equity interests in Cainiao Network for a cash consideration of RMB3,921 million, which resulted in a reduction of noncontrolling interests amounting to RMB2,051 million. Upon the completion of this transaction, the Company’s equity interest in Cainiao Network was approximately 66%.

(c)	Additional investment in Alibaba Health Information Technology Limited (“Alibaba Health”)

Alibaba Health, a consolidated subsidiary of the Company that is listed on the HKSE, engages in pharmaceutical and healthcare product sales business, establishes Internet healthcare platforms and explores digital health using cloud computing and big data technologies. In April 2020, the Company transferred its business relating to certain pharmaceutical products, medical purpose food products, medical devices, adult products, healthcare products, medical and healthcare services and certain regulated health food products on the Tmall and/or Tmall Global platforms to Alibaba Health, in exchange for approximately 861 million newly issued ordinary shares of Alibaba Health. The transaction resulted in a reduction of noncontrolling interests amounting to RMB1,552 million. Upon the closing of this transaction, the Company’s equity interest in Alibaba Health increased to approximately 60%.

(d)	Additional investment in DSM Grup Danışmanlık İletişim ve Satış Ticaret A.Ş. (“Trendyol”)

Trendyol, a consolidated subsidiary of the Company, is a leading e-commerce platform in Turkey. In April 2020, the Company purchased additional equity interest in Trendyol for a cash consideration of US$125 million (RMB884 million), which resulted in an increase of noncontrolling interests amounting to RMB108 million. Upon the completion of this transaction, the Company’s equity interest in Trendyol was approximately 86%.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

Equity investments and others

(e)	Investment in STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. In July 2019, the Company acquired an approximately 14.7% effective equity interest in STO Express through an investment vehicle for a cash consideration of RMB4.7 billion. The investment is accounted for under the fair value option and recorded under equity securities and other investments (Note 10). In addition, under a call option agreement the Company entered into with the controlling shareholder of STO Express, the Company may elect to acquire an additional effective equity interest of approximately 31.3% in STO Express for a total consideration of RMB10.0 billion. The call option agreement is measured at fair value with unrealized gains and losses recorded in the condensed consolidated income statements. Unrealized gains (losses) recorded in interest and investment income, net relating to this call option agreement amounted to RMB247 million and RMB(485) million during the six months ended September 30, 2019 and 2020.

In September 2020, the Company entered into definitive agreements to effectively exercise a portion of the above call options to acquire additional effective equity interest in STO Express for a cash consideration of RMB3.3 billion. Upon the completion of the transaction, which is subject to customary closing conditions, the Company’s equity interest in STO Express will increase to approximately 25%, and the Company may elect to acquire an additional effective equity interest of approximately 21% in STO Express through certain investment vehicles owned by the controlling shareholder of STO Express for a total consideration of RMB6.7 billion. The Company may exercise the options to acquire equity interests in the investment vehicles or in STO Express at any time on or before December 27, 2022.

(f)	Investment in YTO Express Group Co., Ltd. (“YTO Express”)

YTO Express, a company that is listed on the Shanghai Stock Exchange, is one of the leading express delivery services companies in the PRC. The Company previously held an approximately 11% equity interest in YTO Express. Yunfeng, which is comprised of certain investment funds the general partner of which the Company’s former executive chairman has equity interests in, is also an existing shareholder of YTO Express.

In September 2020, the Company acquired additional equity interest in YTO Express for a cash consideration of RMB6.6 billion. Upon the completion of the transaction, the Company’s equity interest in YTO Express increased to approximately 23% and the investment in YTO Express is accounted for under the equity method (Note 13).

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

Transactions that were not completed as of September 30, 2020

(g)	Acquisition of Banma Network Technology Co., Ltd. (“Banma”)

Banma is a PRC-based intelligent car operating system and solution provider. As of September 30, 2020, the Company held an approximately 38% effective equity interest in Banma on a fully diluted basis through an investment vehicle, which the Company accounts for under the equity method (Note 13).

In December 2020, Banma completed a restructuring in which the Company received additional equity interest in Banma in exchange for certain non-cash consideration. Upon the completion of the restructuring, the Company held an approximately 50% effective equity interest in Banma on a fully diluted basis and Banma became a consolidated subsidiary of the Company. Yunfeng is also an existing shareholder in Banma. Upon the issuance of these condensed consolidated financial statements, the accounting of this business combination, including the determination and allocation of purchase price, has not been finalized. The Company is currently in the process of finalizing the valuation of certain assets acquired and liabilities assumed in relation to this business combination.

(h)	Investment in Mango Excellent Media Co., Ltd. (“Mango Excellent Media”)

Mango Excellent Media, a company that is listed on the Shenzhen Stock Exchange, is an audiovisual interaction-focused new media service platform in the PRC. In December 2020, the Company acquired an approximately 5% equity interest in Mango Excellent Media for a cash consideration of RMB6.2 billion.

(i)	Investment in China Broadcasting Network Joint Stock Corporation Limited (“China Broadcasting Network”)

China Broadcasting Network is a telecommunications company in the PRC. In October and December 2020, the Company invested a total of RMB10.0 billion for an approximately 7% equity interest in China Broadcasting Network.

(j)	Acquisition of Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. As of September 30, 2020, the Company’s effective equity interest in Sun Art was approximately 31%, which was comprised of the direct equity interest of 21% and the indirect equity interest through its shareholding in A-RT Retail Holdings Limited, a limited liability company incorporated in the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”) that holds an approximately 51% equity interest in Sun Art. The investment in Sun Art was accounted for under the equity method (Note 13). New Retail Strategic Opportunities Fund, L.P., an investment fund for which the Company is able to exercise significant influence over its investment decisions, is also an existing shareholder in Sun Art.

In October 2020, the Company acquired additional equity interest in A-RT Retail Holdings Limited for a cash consideration of US$3.6 billion. Upon the completion of the transaction, the Company’s effective equity interest in Sun Art increased to approximately 67% and Sun Art became a consolidated subsidiary of the Company. In December 2020, the Company acquired additional ordinary shares of Sun Art from public shareholders for a cash consideration of HK$4.9 billion through a mandatory general offer as required under the Hong Kong Code of Takeovers and Mergers. Upon the completion of the mandatory general offer, the Company’s effective equity interest in Sun Art further increased to approximately 74%. Upon the issuance of these condensed consolidated financial statements, the accounting of this business combination, including the determination and allocation of purchase price, has not been finalized. The Company is currently in the process of finalizing the valuation of certain assets acquired and liabilities assumed in relation to this business combination.